STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments - at fair value:
Plan's interest in the Master Trust (Note 3)	$ 263,382,548	$ 236,067,272
Investments held by the Plan (Note 4)	250,449,827	226,670,008
Total investments	513,832,375	462,737,280
Receivables:
Notes receivable from participants	10,722,711	10,022,701
Participant contributions	1,105,811	983,987
Employer contributions	422,262	378,542
Accrued investment income	627	1,274
Receivables for securities sold	42,815	227,206
Total receivables	12,294,226	11,613,710
Total assets	526,126,601	474,350,990
LIABILITIES:
Payables for securities purchased	235,984	1,193
NET ASSETS AVAILABLE FOR BENEFITS	$ 525,890,617	$ 474,349,797